CORPORATE INFORMATION	12 Months Ended
Jun. 30, 2024
Corporate Information
CORPORATE INFORMATION

1. CORPORATE INFORMATION

Genetic Technologies Limited (the “Company”) is a molecular diagnostics company that offers predictive genetic testing and risk assessment tools. These consolidated financial statements comprise the Company and its subsidiaries (together referred to as the “Group”). The Financial Report of the Company for the year ended June 30, 2024 was authorized for issue in accordance with a resolution of the Directors dated on September 30, 2024. Genetic Technologies Limited is incorporated in Australia and is a company limited by shares. The Directors have the power to amend and reissue the financial statements.

The Company’s Ordinary Shares are publicly traded on the Australian Securities Exchange under the symbol GTG and, via Level II American Depositary Receipts, on the NASDAQ Capital Market under the ticker GENE.